Shareholders' Equity (Details) - USD ($)						12 Months Ended
		May 20, 2025	Mar. 07, 2025	Feb. 04, 2025	Aug. 12, 2024	Dec. 31, 2025	Dec. 31, 2024
Shareholders’ Equity [Member]
Ordinary shares authorized						2,083,333,334
Stock split					1-for-800
Authorized share capital (in Dollars)		$ 250					$ 250
Capital units, authorized		200,000,000					200,000,000
Capital units par value (in Dollars per share)		$ 0.00000125
Surrender of ordinary shares						10,000,000
Number of re-designate shares authorized						50,000,000
Restricted amounts (in Dollars)							$ 400,454
Ordinary Shares [Member]
Shareholders’ Equity [Member]
Ordinary shares authorized						50,000,000
Common stock par value (in Dollars per share)						$ 0.001
Authorized share capital (in Dollars)		$ 500
Capital units, authorized		400,000,000
Capital units par value (in Dollars per share)							$ 0.00000125
Common stock shares issued							30,000,000
Common stock shares outstanding							30,000,000
Shares issued	[1]					57,513
Shares issued		200,000,000
PRC [Member]
Shareholders’ Equity [Member]
Restricted amounts (in Dollars)							$ 400,454
Huahao (BVI) Limited [Member]
Shareholders’ Equity [Member]
Common stock shares issued						30,000,000
Surrender of ordinary shares						6,317,000
Huahao (BVI) Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock shares outstanding						30,000,000
Huayue (BVI) Holding Limited [Member]
Shareholders’ Equity [Member]
Common stock shares issued						3,000,000
Surrender of ordinary shares						1,000,000
Huayue (BVI) Holding Limited [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock shares outstanding						3,000,000
Huajing (BVI) Limited [Member]
Shareholders’ Equity [Member]
Common stock shares issued						2,538,000
Common stock shares outstanding						2,538,000
Surrender of ordinary shares						846,000
Huamao (BVI) Limited [Member]
Shareholders’ Equity [Member]
Common stock shares issued						2,652,000
Common stock shares outstanding						2,652,000
Surrender of ordinary shares						884,000
Huaxuan (BVI) Limited [Member}
Shareholders’ Equity [Member]
Common stock shares issued						2,859,000
Common stock shares outstanding						2,859,000
Surrender of ordinary shares						953,000
Huaxuan (BVI) Limited [Member} | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock shares issued						18,951,000
Common stock shares outstanding						18,951,000
Minimum [Member]
Shareholders’ Equity [Member]
Percentage of statutory reserves						10.00%
Maximum [Member]
Shareholders’ Equity [Member]
Percentage of statutory reserves						50.00%
Class A Ordinary Shares [Member]
Shareholders’ Equity [Member]
Ordinary shares authorized						1,666,666,667	1,666,666,667
Common stock par value (in Dollars per share)						$ 0.0000375	$ 0.0000375
Common stock shares issued						629,942	10,000,000
Common stock shares outstanding						629,942	10,000,000
Number of votes		one
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock par value (in Dollars per share)						$ 0.00000125
Shares issued	[1]
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Equity [Member]
Common stock shares outstanding						629,942
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Equity [Member]
Common stock shares outstanding						18,897,500
Class B Ordinary Shares [Member]
Shareholders’ Equity [Member]
Ordinary shares authorized						416,666,667	416,666,667
Common stock par value (in Dollars per share)						$ 0.0000375	$ 0.0000375
Common stock shares issued						533,334
Common stock shares outstanding						533,334
Number of votes		(30)
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock par value (in Dollars per share)						$ 0.00000125
Common stock shares issued						533,334
Common stock shares outstanding						533,334
Class B Ordinary Shares [Member] | Minimum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock shares outstanding						533,334
Class B Ordinary Shares [Member] | Maximum [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock shares outstanding						16,000,000
IPO [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock par value (in Dollars per share)				$ 0.00000125
Shares issued				1,500,000
Offering price per share (in Dollars per share)				$ 4
Over-Allotment Option [Member]
Shareholders’ Equity [Member]
Option period				45 days
Sale of units in initial public offering			225,000	225,000
Net proceeds (in Dollars)			$ 713,500
Over-Allotment Option [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Member]
Common stock par value (in Dollars per share)		$ 0.00000125

[1]	Giving retroactive effect to the 30 for 1 share split effected on April 13, 2026.